Accumulated Other Comprehensive Income/ (Loss) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accumulated Other Comprehensive Income/ (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income/(Loss)	The components of accumulated other comprehensive income/(loss) were as follows:
As at	September 30, 2024	March 31, 2024
(Loss)/ Gain on employee benefit
Balance, beginning of period	$46,101	$115,818
Recognized during the period, net of taxes amounts to $NIL	(42,235)	(48,593)
Reclassification to net income: Amortization losses/(gains)	(3,351)	(21,124)
Balance, end of period	$515	$46,101

Foreign currency translation adjustment
Balance, beginning of period	$1,749,891	$1,712,181
Translation adjustments gain recognized during the period, net of taxes amounts to $NIL	43,892	37,710
Balance, end of period	$1,793,783	$1,749,891
Accumulated other comprehensive income	$1,794,298	$1,795,992
The components of accumulated other comprehensive income/(loss) were as follows:
As at	March 31, 2024	March 31, 2023

Gain on employee benefit
Balance, beginning of period	$115,818	$88,735
(Loss)/gain on employee benefit
- Gratuity
Recognized during the period, net of taxes amounts to $ Nil	(48,593)	45,373
Reclassification to net income: Amortization losses/(gains)	(21,124)	(18,290)
Balance, end of period	46,101	115,818

Foreign currency translation adjustment
Balance, beginning of period	$1,712,181	$680,421
Translation adjustments (gain)/loss recognized during the period, net of taxes amounts to $ Nil	37,710	1,031,760
Balance, end of period	1,749,891	1,712,181
Accumulated other comprehensive income	1,795,992	1,827,999